Convertible debentures, Embedded Derivative Liabilities (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Embedded Derivative Liabilities [Abstract]
Balance beginning period	$ 919,250	$ 0	$ 0
Change in fair value of derivative liabilities	1,348,350	0	845,700	$ 0
Balance end period	2,321,350		919,250	0
Related Party [Member] | Envviron SAS [Member]
Embedded Derivative Liabilities [Abstract]
Balance beginning period	919,250	$ 0	0
Derivative liability component	53,750		73,550
Change in fair value of derivative liabilities	1,348,350		845,700
Balance end period	$ 2,321,350		919,250	$ 0
Transaction costs			36,484
Related Party [Member] | Envviron SAS [Member] | General and Administrative Expenses [Member]
Embedded Derivative Liabilities [Abstract]
Transaction costs			40,227
Host financial liability			36,484
Embedded derivative			$ 3,743